Revenues (Details) - Schedule of Disaggregated By Geographical Region - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 162,133	$ 162,192	$ 471,261	$ 492,224
Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	101,825	107,453	294,100	313,245
Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	40,601	31,460	115,365	106,727
Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	19,707	23,279	61,796	72,252
Systems [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	30,545	34,869	80,706	96,719
Systems [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	14,967	11,811	38,423	41,648
Systems [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	5,978	9,626	21,126	31,319
Consumables [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	33,471	33,303	99,800	99,319
Consumables [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	18,654	13,666	55,475	45,759
Consumables [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	9,655	8,861	27,823	26,166
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	48,863	50,059	147,908	151,297
Service [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	37,809	39,281	113,594	117,207
Service [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	6,980	5,983	21,467	19,320
Service [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 4,074	$ 4,792	$ 12,847	$ 14,767